Analysis of revenue and profit from operations by segment (Tables)	6 Months Ended
Jun. 30, 2024
Reportable Segments [Abstract]
Summary of analysis of revenue and profit from operations by segment

Six months ended 30 June	2024					2023
	Reported			Exchange	Reported at CC2	Reported
Revenue	£m			£m	£m	£m
U.S.	5,378			136	5,514	5,910
AME	4,376			204	4,580	4,730
APMEA	2,586			264	2,850	2,801
Total Region	12,340			604	12,944	13,441

Six months ended 30 June	2024					2023
	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Reported	Adj Items[1]	Adjusted
Profit from Operations	£m	£m	£m	£m	£m	£m	£m	£m
U.S.	1,775	1,278	3,053	82	3,135	3,168	137	3,305
AME	1,473	14	1,487	80	1,567	1,767	(119)	1,648
APMEA	1,010	14	1,024	83	1,107	1,000	67	1,067
Total Region	4,258	1,306	5,564	245	5,809	5,935	85	6,020
Notes to the analysis of revenue and profit from operations above:
1.Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
2.CC: constant currency – measures are calculated based on a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.